INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 1,250,309	$ 1,356,732
Deferred tax assets to be recovered after less than 12 months	372,361	372,055
Deferred tax liabilities [Abstract]
Deferred tax liabilities to be recovered after more than 12 months	(8,828,384)	(8,172,277)
Deferred tax liabilities to be recovered after less than 12 months	(242,878)	(40,224)
Deferred tax liabilities, net	$ (7,448,592)	$ (6,483,714)